Segment Information - Schedule of Allocation of Total Revenue by Country (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Total revenue, net	$ 6,405,767	[1]	$ 8,505,931	[1]	$ 10,753,513	[1]
Russia Entities [Member]
Total revenue, net	3,727,782		4,797,012		5,572,864
Europe [Member]
Total revenue, net	889,465		1,234,728		1,656,697
Asia [Member]
Total revenue, net	1,071,766		1,453,750		1,596,025
CIS [Member]
Total revenue, net	566,514		647,833		996,832
Middle East [Member]
Total revenue, net	96,059		265,727		667,059
USA [Member]
Total revenue, net	11,738		9,219		62,780
Other Regions [Member]
Total revenue, net	$ 42,443		$ 97,662		$ 201,256

[1]	See Note 25